Investments- Summary of Investments (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current
In other companies Cementos del Plata S.A.	$ 1,661,984	$ 2,453,846
Total	1,661,984	2,453,846
Short-term investments	2,095,150,895	4,415,951,166	$ 1,049,224,436
Total	2,095,150,895	4,415,951,166
In US Dollars [member]
Non-current
Short-term investments	955,262,795	1,488,201,667
In Argentina Pesos [member]
Non-current
Short-term investments	$ 1,139,888,100	$ 2,927,749,499